Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Revenue		€ 1,113	€ 2,757	€ 2,881	€ 6,418
Research and development costs		(58,761)	(64,059)	(230,216)	(185,152)
Selling, general and administrative expenses		(39,284)	(17,523)	(111,876)	(56,243)
Operating profit / (loss)		(96,932)	(78,825)	(339,211)	(234,977)
Share of profit / (loss) of associate		(3,855)	(3,101)	19,434	(6,501)
Finance income		21,321	136	44,589	1,677
Finance expenses		(877)	(39,970)	(2,580)	(40,391)
Profit / (loss) before tax		(80,343)	(121,760)	(277,768)	(280,192)
Tax on profit / (loss) for the period		(5)	19	253	202
Net profit / (loss) for the period		(80,348)	(121,741)	(277,515)	(279,990)
Attributable to owners of the Company		€ (80,348)	€ (121,741)	€ (277,515)	€ (279,990)
Basic and diluted earnings / (loss) per share		€ (1.47)	€ (2.31)	€ (5.13)	€ (5.64)
Number of shares used for calculation (basic and diluted)	[1]	54,639,597	52,715,204	54,085,793	49,647,471
Consolidated Interim Statement of Comprehensive Income
Net profit / (loss) for the period		€ (80,348)	€ (121,741)	€ (277,515)	€ (279,990)
Other comprehensive income / (loss)
Exchange differences on translating foreign operations		1,016	(75)	2,781	(136)
Other comprehensive income / (loss) for the period, net of tax		1,016	(75)	2,781	(136)
Total comprehensive income / (loss)		(79,332)	(121,816)	(274,734)	(280,126)
Attributable to owners of the Company		€ (79,332)	€ (121,816)	€ (274,734)	€ (280,126)

[1]	A total of 6,046,356 warrants outstanding as of September 30, 2021 can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 5,527,218 warrants outstanding as of September 30, 2020 are also considered antidilutive for the periods presented and have not been included in the calculation.